19. SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2017
Deferred compensation expense
19. SEGMENT INFORMATION

As a result of the 42West Acquisition (note 4), the Company has determined that as of the second quarter of 2017, it operates two reportable segments, the Entertainment Publicity Division (“EPD”) and the Content Production Division (“CPD”). The EPD segment is comprised of 42West and provides clients with diversified services, including public relations, entertainment content marketing and strategic marketing consulting. CPD is comprised of Dolphin Entertainment, Dolphin Films, and Dolphin Digital Studios and specializes in the production and distribution of digital content and feature films.

The profitability measure employed by our chief operating decision maker for allocating resources to operating divisions and assessing operating division performance is operating income (loss). All segments follow the same accounting policies as those described in Note 3.

Salaries and related expenses include salaries, bonus, commission and other incentive related expenses. Legal and professional expenses primarily include professional fees related to financial statement audits, legal, investor relations and other consulting services, which are engaged and managed by each of the segments. In addition, general and administrative expenses include rental expense and depreciation of property, equipment and leasehold improvements for properties occupied by corporate office employees.

In connection with the 42West Acquisition, the Company assigned $9,110,000 of intangible assets, less the amortization during the six months between the 42West Acquisition date (March 30, 2017) and September 30, 2017 of $498,666, and Goodwill of $14,351,368 to the EPD segment. Information presented for the EPD segment is for the period between the 42West Acquisition date (March 30, 2017) and September 30, 2017.

	Three months ended September 30,	Nine months ended September 30,
	2017
Revenue:
EPD	$5,409,175	$10,546,716
CPD	1,398,839	4,625,801
Total	$6,808,014	$15,172,517
Segment operating income (loss):
EPD	$1,432,148	$2,200,996
CPD	308,054	(1,161,828)
Total	1,740,202	1,039,168
Interest expense	(424,187)	(1,273,166)
Other income, net	4,856,563	9,809,302
Income before income taxes	$6,172,578	$9,575,304

As of September 30, 2017
Total assets:
EPD	$27,682,381
CPD	6,079,839
Total	$33,762,220